Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Employee Benefit Expenses

	2021	2020	2019
Wages and salaries (*)	3,435,969	2,820,500	2,434,790
Employee termination benefits (**)	58,412	38,879	31,799
Defined contribution plans	20,004	14,677	12,785
	3,514,385	2,874,056	2,479,374

(*)   Wages and salaries include compulsory social security contributions, bonuses and share based payments.

(**) Remeasurements of employee termination benefits for the years ended 31 December 2021, 2020 and 2019 amounting to TL 163,588, TL 37,230 and TL 36,385 respectively are reflected in other comprehensive income.